Cash and cash equivalents (Details) $ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Cash and cash equivalents
Short-term investments		$ 3,068,618		$ 3,231,125
Cash in banks		6,907,295		4,612,927
Cash on hand		36,432		44,880
Restricted funds held in trust related to debt service reserves		91,040		91,040
Total cash and cash equivalents	$ 506,468	$ 10,103,385	$ 400,025	$ 7,979,972	$ 5,862,942	$ 6,950,879